Leases	12 Months Ended
Dec. 31, 2020
Lessee Disclosure [Abstract]
Leases

Note 8 – Leases

Our leases relate to three office locations, two of which are branch locations, with remaining terms of five to nine years. Certain lease arrangements contain extension options which range from five to ten years at the then fair market rental rates. As these extension options are not generally considered reasonably certain of exercise, they are not included in the lease term. As of December 31, 2020, operating lease ROU assets were $2.4 million and the lease liability was $2.6 million. Operating lease ROU assets were $1.9 million and the lease liability was $2.0 million at December 31, 2019. The table below depicts information related to the Company’s leases:

	Twelve Months Ended December 31,
	2020	2019
	(in thousands except percent and period data)

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$382	$357
ROU assets obtained in exchange for new operating lease liabilities	2,437	1,945
Weighted-average remaining lease term - operating leases, in years	6.9	7.6
Weighted-average discount rate - operating leases	2.4%	2.9%

Total rental expense related to the operating leases was $381,622, $371,327, and $339,782 for the years ended December 31, 2020, 2019 and 2018, respectively, and is included in net occupancy expense. A table detailing the lease payments associated with the aforementioned properties is below.

Note 8 – Leases (Continued)

December 31,
(dollars in thousands)
2021	$390
2022	400
2023	408
2024	417
2025	428
Thereafter	752
Total lease payments	2,795
Less: Interest	(236)
Present value of lease liabilities	$2,559

Lease Commitments Disclosure at December 31, 2018 Prior to Adoption of ASU 2016-02

Operating leases for 2018 were accounted for under ASC 840, Leases. Total rental expense related to the operating leases was $339,782 for the year ended December 31, 2018, and is included in net occupancy expense. A table detailing the lease expense associated with the aforementioned properties is below.

December 31,
(dollars in thousands)
2019	$345
2020	345
2021	306
2022	189
2023	189
Thereafter	812
Total	2,186